Goodwill and Intangible Assets - Summary of Intangible Asset Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] Regulatory costs [Member]	Sep. 30, 2012 Successor [Member] Regulatory costs [Member]	Sep. 30, 2013 Successor [Member] Regulatory costs [Member]	Sep. 30, 2012 Successor [Member] Regulatory costs [Member]	Dec. 31, 2012 Successor [Member] Regulatory costs [Member]	Sep. 30, 2013 Successor [Member] Customer Relationships [Member]	Sep. 30, 2012 Successor [Member] Customer Relationships [Member]	Sep. 30, 2013 Successor [Member] Customer Relationships [Member]	Sep. 30, 2012 Successor [Member] Customer Relationships [Member]	Dec. 31, 2012 Successor [Member] Customer Relationships [Member]	Sep. 30, 2013 Successor [Member] Technology, Patents and License Costs [Member]	Sep. 30, 2012 Successor [Member] Technology, Patents and License Costs [Member]	Sep. 30, 2013 Successor [Member] Technology, Patents and License Costs [Member]	Sep. 30, 2012 Successor [Member] Technology, Patents and License Costs [Member]	Dec. 31, 2012 Successor [Member] Technology, Patents and License Costs [Member]	Sep. 30, 2013 Successor [Member] Various Contracts [Member]	Sep. 30, 2012 Successor [Member] Various Contracts [Member]	Sep. 30, 2013 Successor [Member] Various Contracts [Member]	Sep. 30, 2012 Successor [Member] Various Contracts [Member]	Dec. 31, 2012 Successor [Member] Various Contracts [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 14, 2012 Predecessor [Member] Regulatory costs [Member]	Dec. 31, 2011 Predecessor [Member] Regulatory costs [Member]	Dec. 31, 2010 Predecessor [Member] Regulatory costs [Member]	Feb. 14, 2012 Predecessor [Member] Customer Relationships [Member]	Dec. 31, 2011 Predecessor [Member] Customer Relationships [Member]	Dec. 31, 2010 Predecessor [Member] Customer Relationships [Member]	Feb. 14, 2012 Predecessor [Member] Technology, Patents and License Costs [Member]	Dec. 31, 2011 Predecessor [Member] Technology, Patents and License Costs [Member]	Dec. 31, 2010 Predecessor [Member] Technology, Patents and License Costs [Member]	Feb. 14, 2012 Predecessor [Member] Various Contracts [Member]	Dec. 31, 2011 Predecessor [Member] Various Contracts [Member]	Dec. 31, 2010 Predecessor [Member] Various Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense	$ 17	$ 16	$ 51	$ 41	$ 52	$ 2	$ 1	$ 4	$ 3	$ 1	$ 7	$ 7	$ 22	$ 18	$ 24	$ 2	$ 3	$ 7	$ 5	$ 8	$ 6	$ 5	$ 18	$ 15	$ 19	$ 4	$ 27	$ 26	$ 1	$ 4	$ 4	$ 1	$ 15	$ 14	$ 1	$ 2	$ 2	$ 1	$ 6	$ 6